United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 4/30/17

Date of Reporting Period: Six months ended 10/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.0%
Foreign Government Debt Securities	0.6%
Derivative Contracts[2]	0.3%
Cash Equivalents[3]	3.3%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—1.2%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$617,384
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	364,735
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,296,574
490,000		RPM International, Inc., 6.50%, 2/15/2018	518,826
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	104,924
		TOTAL	2,902,443
		Basic Industry - Metals & Mining—2.4%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	379,219
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	536,875
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	236,327
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	838,783
580,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	600,300
440,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	457,471
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,232,419
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	151,945
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,349,538
		TOTAL	5,782,877
		Basic Industry - Paper—0.5%
150,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	153,420
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	856,966
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	234,923
		TOTAL	1,245,309
		Capital Goods - Aerospace & Defense—1.3%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	274,658
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	297,282
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	433,225
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	859,660
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	277,286
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	275,898
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	688,750
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	$59,321
		TOTAL	3,166,080
		Capital Goods - Building Materials—0.7%
500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	514,500
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	341,250
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	718,750
		TOTAL	1,574,500
		Capital Goods - Construction Machinery—0.4%
780,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	858,097
		Capital Goods - Diversified Manufacturing—2.9%
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	325,471
888,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,009,310
650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	740,020
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	300,097
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,796,903
705,000		Roper Technologies, Inc., 2.05%, 10/1/2018	711,869
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	598,087
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	362,682
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	426,514
400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	399,860
190,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	190,101
		TOTAL	6,860,914
		Communications - Cable & Satellite—1.9%
190,000	[1,2]	CCO Safari II LLC, Series 144A, 4.464%, 7/23/2022	202,666
510,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 3.579%, 7/23/2020	529,307
600,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 4.908%, 7/23/2025	648,500
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	589,131
490,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	502,925
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	793,706
415,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	410,281
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	590,102
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	212,212
		TOTAL	4,478,830
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—3.2%
$30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	$32,688
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	287,351
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	839,745
1,000,000		CBS Corp., 3.70%, 8/15/2024	1,052,125
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	163,421
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	371,355
500,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	504,389
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	294,437
750,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	798,027
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	521,500
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	459,037
550,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	542,067
150,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	149,475
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	620,042
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	987,863
		TOTAL	7,623,522
		Communications - Telecom Wireless—0.8%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	568,682
680,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	707,391
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	297,861
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	294,690
		TOTAL	1,868,624
		Communications - Telecom Wirelines—2.2%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	604,117
700,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	758,248
370,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	407,177
200,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	207,343
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	716,100
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	694,792
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	279,312
570,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	547,026
830,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	949,324
		TOTAL	5,163,439
		Consumer Cyclical - Automotive—4.3%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	502,123
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	$1,005,126
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	521,175
350,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	349,936
400,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	402,852
1,125,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,158,109
750,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 4.375%, 8/6/2023	798,111
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	707,682
950,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	951,459
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.30%, 7/13/2025	306,708
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	446,454
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	509,870
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	150,854
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	811,561
1,500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,539,145
		TOTAL	10,161,165
		Consumer Cyclical - Leisure—0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,741,862
		Consumer Cyclical - Lodging—0.4%
900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	991,125
		Consumer Cyclical - Retailers—2.6%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	751,571
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	322,013
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	610,545
245,984	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	271,592
500,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	504,067
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	507,143
1,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,031,393
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	410,828
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	483,014
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	549,479
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	114,272
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	$500,514
		TOTAL	6,056,431
		Consumer Cyclical - Services—1.0%
1,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	1,341,952
250,000		Expedia, Inc., 4.50%, 8/15/2024	260,964
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	561,205
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	292,545
		TOTAL	2,456,666
		Consumer Non-Cyclical - Food/Beverage—6.0%
1,500,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,538,718
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,160,070
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	206,663
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,018,484
750,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	750,658
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	339,262
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	374,042
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	521,680
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	814,721
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,085,861
500,000		Kraft Heinz Foods Group, Inc., Sr. Unsecd. Note, 3.50%, 6/6/2022	528,677
525,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.80%, 7/2/2020	540,661
525,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.95%, 7/15/2025	562,514
850,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	879,632
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	538,531
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	515,528
1,000,000		PepsiCo, Inc., 2.75%, 4/30/2025	1,022,658
600,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	632,048
850,000		Tyson Foods, Inc., 3.95%, 8/15/2024	903,994
240,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	263,537
		TOTAL	14,197,939
		Consumer Non-Cyclical - Health Care—1.8%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	442,247
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	594,428
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	760,839
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	$267,031
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	307,090
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	220,813
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	343,324
250,000		Stryker Corp., Sr. Unsecd. Note, 3.50%, 3/15/2026	260,921
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	246,320
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	508,851
385,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	392,542
		TOTAL	4,344,406
		Consumer Non-Cyclical - Pharmaceuticals—2.6%
525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	532,096
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	316,182
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,378,096
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	185,822
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	516,395
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	357,902
750,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	746,482
330,000		Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 2.40%, 9/23/2021	327,945
640,000		Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 3.20%, 9/23/2026	630,805
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	594,014
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	585,128
		TOTAL	6,170,867
		Consumer Non-Cyclical - Products—0.2%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	260,617
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	324,526
		TOTAL	585,143
		Consumer Non-Cyclical - Supermarkets—0.2%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	510,188
		Consumer Non-Cyclical - Tobacco—0.3%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	343,852
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	342,639
		TOTAL	686,491
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.8%
$600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	$597,278
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	245,435
445,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	453,462
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	508,039
		TOTAL	1,804,214
		Energy - Integrated—1.6%
261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	260,492
590,000		BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	591,128
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	745,846
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,110,450
620,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	616,380
400,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	401,418
		TOTAL	3,725,714
		Energy - Midstream—2.0%
400,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	413,447
210,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	227,393
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	677,131
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	524,027
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	208,328
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	424,384
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	654,223
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	703,171
750,000		Williams Partners LP, 5.25%, 3/15/2020	811,890
		TOTAL	4,643,994
		Energy - Oil Field Services—0.3%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	100,531
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	311,502
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	322,691
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	41,800
		TOTAL	776,524
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	335,936
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	268,936
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	$1,170,614
		TOTAL	1,775,486
		Financial Institution - Banking—19.9%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	550,859
1,100,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	1,126,045
715,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	741,276
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	659,344
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,528,779
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,005,305
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	1,030,359
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	501,138
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,997,863
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	816,691
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	682,638
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	433,124
750,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	767,395
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	457,878
500,000		Citigroup, Inc., 4.125%, 7/25/2028	513,869
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	499,677
1,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,044,380
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,269,054
635,000		Comerica, Inc., 3.80%, 7/22/2026	647,715
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,100,708
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,859
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	757,215
940,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	936,243
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	260,904
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	1,104,570
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	524,321
1,000,000		HSBC Bank USA, N.A., Sub. Note, 4.875%, 8/24/2020	1,079,769
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	$501,800
500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	496,330
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	476,255
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.95%, 10/1/2026	495,972
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	540,236
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	546,465
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,108,870
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	513,766
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,569,775
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,219,230
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,147,292
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	609,766
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	787,284
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,838,915
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	831,435
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,936,699
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	504,734
1,296,311	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	660,418
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	923,734
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	792,326
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	222,248
190,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	196,352
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,517,262
250,000		Wells Fargo & Co., Series MTN, 4.10%, 6/3/2026	263,164
250,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	253,338
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	617,785
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	508,976
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,944,189
		TOTAL	47,305,594
		Financial Institution - Broker/Asset Mgr/Exchange—3.4%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	783,779
990,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,105,038
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	421,028
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	107,939
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,209,000
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	863,768
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	$232,984
530,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	563,158
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	519,843
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	922,885
650,000		Stifel Financial Corp., 4.25%, 7/18/2024	657,123
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	153,352
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	478,606
		TOTAL	8,018,503
		Financial Institution - Finance Companies—3.0%
720,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	735,638
937,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,087,471
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	416,505
2,644,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	2,699,410
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	571,274
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	513,077
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,050,140
		TOTAL	7,073,515
		Financial Institution - Insurance - Health—0.8%
500,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	505,146
500,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	503,873
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	257,870
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	437,862
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	227,768
		TOTAL	1,932,519
		Financial Institution - Insurance - Life—2.8%
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	686,054
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	815,884
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,213,439
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	259,737
490,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	757,421
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	458,500
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	501,649
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	$792,864
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	278,275
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	320,365
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	534,318
		TOTAL	6,618,506
		Financial Institution - Insurance - P&C—1.2%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	255,270
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	317,290
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	204,524
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	469,098
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	246,937
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	292,165
700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,077,286
		TOTAL	2,862,570
		Financial Institution - REIT - Apartment—0.7%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	675,794
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	509,999
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	297,801
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	197,619
		TOTAL	1,681,213
		Financial Institution - REIT - Healthcare—0.6%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	629,129
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	822,770
		TOTAL	1,451,899
		Financial Institution - REIT - Office—1.0%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	253,093
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	627,613
500,000		Boston Properties LP, Sr. Unsecd. Note, 3.65%, 2/1/2026	518,701
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.70%, 11/15/2018	1,038,156
		TOTAL	2,437,563
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—1.2%
$700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	$709,889
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	509,439
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	541,040
500,000		ProLogis LP, Sr. Unsecd. Note, 2.75%, 2/15/2019	512,669
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	525,991
		TOTAL	2,799,028
		Financial Institution - REIT - Retail—1.4%
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	667,419
646,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	671,648
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	104,825
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	551,139
505,000		Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	567,013
500,000		Simon Property Group LP, Sr. Unsecd. Note, 2.75%, 2/1/2023	509,321
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	338,129
		TOTAL	3,409,494
		Municipal Services—0.7%
554,707	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	642,833
920,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,039,085
		TOTAL	1,681,918
		Sovereign—0.8%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	907,459
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	884,752
		TOTAL	1,792,211
		Technology—7.0%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	566,390
1,500,000		Apple, Inc., Sr. Unsecd. Note, 2.25%, 2/23/2021	1,528,617
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	336,771
1,000,000		Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	1,047,755
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	251,599
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	662,499
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	365,789
250,000		BMC Software, Inc., 7.25%, 6/1/2018	250,000
1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	1,017,832
200,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	209,329
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$480,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	$523,963
410,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	412,117
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,251,533
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	156,170
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	306,870
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	959,633
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	257,752
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	547,050
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	511,092
750,000		Microsoft Corporation, Sr. Unsecd. Note, 1.55%, 8/8/2021	742,996
750,000		Microsoft Corporation, Sr. Unsecd. Note, 2.40%, 8/8/2026	737,635
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	350,071
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	202,047
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	997,594
500,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	519,189
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	340,778
345,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	364,343
250,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	278,275
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	373,207
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	583,639
		TOTAL	16,652,535
		Transportation - Airlines—0.2%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	541,326
		Transportation - Railroads—0.9%
255,463		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	276,572
525,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	535,385
1,400,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	1,414,113
		TOTAL	2,226,070
		Transportation - Services—0.7%
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	496,149
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	$760,606
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	253,293
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	158,006
		TOTAL	1,668,054
		Utility - Electric—5.1%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	332,316
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	432,737
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	398,694
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	398,708
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	210,632
250,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	247,227
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	993,750
180,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.70%, 6/15/2021	183,236
1,125,000		Enersis Americas SA, Note, 7.40%, 12/1/2016	1,129,249
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	365,593
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	532,965
280,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	278,305
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	236,778
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	273,129
113,273	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	115,869
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,590,950
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	958,026
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	500,988
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	123,143
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	632,958
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	533,411
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	257,499
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	898,662
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	582,913
		TOTAL	12,207,738
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—1.3%
$200,000		Atmos Energy Corp., 8.50%, 3/15/2019	$231,197
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	397,339
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	803,463
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	843,257
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	599,300
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	292,618
		TOTAL	3,167,174
		Utility - Natural Gas Distributor—0.2%
550,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	551,082
		TOTAL CORPORATE BONDS (IDENTIFIED COST $219,291,368)	228,231,362
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	340,800
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,086,426
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,308,429)	1,427,226
		INVESTMENT COMPANY—3.3%
7,874,474	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 045%[5] (AT NET ASSET VALUE)	7,874,474
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $228,474,271)[6]	237,533,062
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	344,703
		TOTAL NET ASSETS—100%	$237,877,765
At October 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 10-Year Long Futures	150	$19,443,750	December 2016	$(197,078)
8U.S. Treasury Long Bond Short Futures	55	$8,949,531	December 2016	$417,957
8U.S. Treasury Ultra Bond Short Futures	36	$6,333,750	December 2016	$384,947
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$605,826
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
16

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $41,255,913, which represented 17.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $38,853,633, which represented 16.3% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$227,570,944	$660,418	$228,231,362
Foreign Governments/Agencies	—	1,427,226	—	1,427,226
Investment Company	7,874,474	—	—	7,874,474
TOTAL SECURITIES	$7,874,474	$228,998,170	$660,418	$237,533,062
Other Financial Instruments[1]
Assets	$802,904	$—	$—	$802,904
Liabilities	(197,078)	—	—	(197,078)
TOTAL OTHER FINANCIAL INSTRUMENTS	$605,826	$—	$—	$605,826
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2016	Year Ended April 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.34	$9.55	$9.61	$10.40	$10.09	$10.22
Income From Investment Operations:
Net investment income	0.15	0.33	0.35	0.41	0.42	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	(0.20)	(0.05)	(0.24)	0.31	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.13	0.30	0.17	0.73	0.43
Less Distributions:
Distributions from net investment income	(0.15)	(0.33)	(0.35)	(0.42)	(0.42)	(0.45)
Distributions from net realized gain on investments and futures contracts	—	(0.01)	(0.01)	(0.54)	—	(0.11)
TOTAL DISTRIBUTIONS	(0.15)	(0.34)	(0.36)	(0.96)	(0.42)	(0.56)
Net Asset Value, End of Period	$9.40	$9.34	$9.55	$9.61	$10.40	$10.09
Total Return[1]	2.22%	1.46%	3.22%	1.85%	7.41%	4.33%
Ratios to Average Net Assets:
Net expenses	0.57%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	3.10%[2]	3.56%	3.66%	4.20%	4.14%	4.45%
Expense waiver/reimbursement[3]	0.17%[2]	0.19%	0.19%	0.24%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,091	$222,484	$249,125	$216,134	$239,453	$261,834
Portfolio turnover	15%	28%	16%	20%	28%	20%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2016	Year Ended April 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.34	$9.55	$9.62	$10.40	$10.09	$10.22
Income From Investment Operations:
Net investment income	0.13	0.31	0.33	0.40	0.40	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	(0.20)	(0.06)	(0.25)	0.31	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.11	0.27	0.15	0.71	0.40
Less Distributions:
Distributions from net investment income	(0.13)	(0.31)	(0.33)	(0.39)	(0.40)	(0.42)
Distributions from net realized gain on investments and futures contracts	—	(0.01)	(0.01)	(0.54)	—	(0.11)
TOTAL DISTRIBUTIONS	(0.13)	(0.32)	(0.34)	(0.93)	(0.40)	(0.53)
Net Asset Value, End of Period	$9.40	$9.34	$9.55	$9.62	$10.40	$10.09
Total Return[1]	2.09%	1.21%	2.86%	1.71%	7.14%	4.07%
Ratios to Average Net Assets:
Net expenses	0.82%[2]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.85%[2]	3.31%	3.41%	3.84%	3.90%	4.16%
Expense waiver/reimbursement[3]	0.39%[2]	0.40%	0.39%	0.43%	0.41%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,787	$24,296	$29,217	$34,610	$150,899	$171,273
Portfolio turnover	15%	28%	16%	20%	28%	20%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $7,874,474 of investment in an affiliated holding (Note 5) (identified cost $228,474,271)		$237,533,062
Restricted cash (Note 2)		219,975
Income receivable		2,500,426
Receivable for investments sold		747,129
Receivable for shares sold		56,555
TOTAL ASSETS		241,057,147
Liabilities:
Payable for investments purchased	$2,188,557
Payable for shares redeemed	559,660
Payable for daily variation margin on futures contracts	51,251
Income distribution payable	314,063
Payable to adviser (Note 5)	2,829
Payable for administrative fee (Note 5)	510
Payable for other service fees (Notes 2 and 5)	10,750
Accrued expenses (Note 5)	51,762
TOTAL LIABILITIES		3,179,382
Net assets for 25,308,030 shares outstanding		$237,877,765
Net Assets Consist of:
Paid-in capital		$227,814,720
Net unrealized appreciation of investments and futures contracts		9,664,617
Accumulated net realized gain on investments and futures contracts		365,839
Undistributed net investment income		32,589
TOTAL NET ASSETS		$237,877,765
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($213,091,180 ÷ 22,671,097 shares outstanding), no par value, unlimited shares authorized		$9.40
Service Shares:
Net asset value per share ($24,786,585 ÷ 2,636,933 shares outstanding), no par value, unlimited shares authorized		$9.40
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended October 31, 2016 (unaudited)
Investment Income:
Interest			$4,502,906
Dividends received from an affiliated holding (Note 5)			8,395
TOTAL INCOME			4,511,301
Expenses:
Investment adviser fee (Note 5)		$614,995
Administrative fee (Note 5)		96,185
Custodian fees		8,214
Transfer agent fee		42,902
Directors'/Trustees' fees (Note 5)		1,423
Auditing fees		13,864
Legal fees		5,079
Portfolio accounting fees		56,512
Distribution services fee (Note 5)		31,019
Other service fees (Notes 2 and 5)		59,242
Share registration costs		15,183
Printing and postage		13,208
Miscellaneous (Note 5)		6,937
TOTAL EXPENSES		964,763
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(177,431)
Reimbursements of other operating expenses (Notes 2 and 5)	(59,242)
TOTAL WAIVER AND REIMBURSEMENTS		(236,673)
Net expenses			728,090
Net investment income			3,783,211
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,964,604
Net realized loss on futures contracts			(752,019)
Net change in unrealized appreciation of investments			(125,787)
Net change in unrealized appreciation of futures contracts			398,315
Net realized and unrealized gain on investments and futures contracts			1,485,113
Change in net assets resulting from operations			$5,268,324
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2016	Year Ended 4/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,783,211	$8,404,395
Net realized gain on investments and futures contracts	1,212,585	219,615
Net change in unrealized appreciation/depreciation of investments and futures contracts	272,528	(5,526,576)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,268,324	3,097,434
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,421,645)	(7,570,586)
Service Shares	(352,710)	(830,846)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(241,572)
Service Shares	—	(29,497)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,774,355)	(8,672,501)
Share Transactions:
Proceeds from sale of shares	19,439,253	72,716,445
Net asset value of shares issued to shareholders in payment of distributions declared	1,817,176	3,994,367
Cost of shares redeemed	(31,652,312)	(102,697,975)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,395,883)	(25,987,163)
Change in net assets	(8,901,914)	(31,562,230)
Net Assets:
Beginning of period	246,779,679	278,341,909
End of period (including undistributed net investment income of $32,589 and $23,733, respectively)	$237,877,765	$246,779,679
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2016 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $236,673 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$28,223	$(28,223)
Service Shares	31,019	—
TOTAL	$59,242	$(28,223)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account U.S. government securities or a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of
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the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,077,942 and $13,786,623, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(605,826)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(752,019)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$398,315
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,741,862
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,282,435	$660,418
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2016		Year Ended 4/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,868,752	$17,575,996	7,322,897	$67,896,107
Shares issued to shareholders in payment of distributions declared	161,053	1,515,572	350,398	3,259,284
Shares redeemed	(3,170,116)	(29,833,640)	(9,956,222)	(92,832,880)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,140,311)	$(10,742,072)	(2,282,927)	$(21,677,489)

	Six Months Ended 10/31/2016		Year Ended 4/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	198,087	$1,863,257	519,894	$4,820,338
Shares issued to shareholders in payment of distributions declared	32,049	301,604	79,058	735,083
Shares redeemed	(193,332)	(1,818,672)	(1,058,621)	(9,865,095)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	36,804	$346,189	(459,669)	$(4,309,674)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,103,507)	$(10,395,883)	(2,742,596)	$(25,987,163)
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4. FEDERAL TAX INFORMATION
At October 31, 2016, the cost of investments for federal tax purposes was $228,474,271. The net unrealized appreciation of investments for federal tax purposes excluding futures contracts was $9,058,791. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,226,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,168,094.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of April 30, 2016, for federal income tax purposes, post October losses of $607,588 were deferred to May 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2016, the Adviser voluntarily waived $175,101 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
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distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$31,019	$(31,019)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2016, FSSC received $840 and reimbursed $28,223 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, expenses allocated from partnerships, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2016, the Adviser reimbursed $2,330. Transactions involving the affiliated holding during the six months ended October 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2016	6,250,976
Purchases/Additions	40,913,970
Sales/Reductions	(39,290,472)
Balance of Shares Held 10/31/2016	7,874,474
Value	$7,874,474
Dividend Income	$8,395
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2016, were as follows:
Purchases	$35,322,101
Sales	$44,419,360
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2016, the Fund had no outstanding loans. During the six months ended October 31, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the six months ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,022.20	$2.91
Service Shares	$1,000	$1,020.90	$4.18
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.33	$2.91
Service Shares	$1,000	$1,021.07	$4.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund
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family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2016
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2016 through October 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	38.8%
Corporate Debt Securities	37.5%
Collateralized Mortgage Obligations	10.3%
Mortgage-Backed Securities[3]	3.2%
U.S. Treasury and Agency Securities[4]	2.5%
Floating Rate Loans	2.4%
Adjustable Rate Mortgage	0.3%
Foreign Government/Agency	0.3%
Securities Lending Collateral[5]	0.3%
Municipal Bonds	0.1%
Derivative Contracts[6,7]	0.0%
Other Security Types[8]	0.5%
Cash Equivalents[9]	5.5%
Other Assets and Liabilities—Net[10]	(1.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
6	Represents less than 0.1%.
7	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
8	Other Security Types consist of an exchange-traded fund and common stock.
9	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
10	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$5,592	[1]	FHLMC ARM 390260, 2.078%, 10/01/2030	$5,637
10,702	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	11,381
5,420	[1]	FHLMC ARM 420196, 5.325%, 11/01/2030	5,799
3,974	[1]	FHLMC ARM 606116, 2.355%, 9/01/2019	3,999
465,585	[1]	FHLMC ARM 780443, 2.573%, 3/01/2033	487,268
3,332	[1]	FHLMC ARM 785167, 2.417%, 12/01/2018	3,341
		TOTAL	517,425
		Federal National Mortgage Association—0.2%
7,526	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	7,856
262,587	[1]	FNMA ARM 544843, 2.518%, 10/01/2027	269,964
198,565	[1]	FNMA ARM 544852, 2.512%, 4/01/2028	204,269
322,687	[1]	FNMA ARM 544884, 2.492%, 5/01/2034	333,561
513,168	[1]	FNMA ARM 556379, 1.907%, 5/01/2040	520,951
157,422	[1]	FNMA ARM 556388, 1.907%, 5/01/2040	159,825
710,225	[1]	FNMA ARM 618128, 1.940%, 8/01/2033	720,590
		TOTAL	2,217,016
		Government National Mortgage Association—0.0%
6,754	[1]	GNMA ARM 8902, 30 Year, 2.000%, 1/20/2022	6,848
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,702,856)	2,741,289
		ASSET-BACKED SECURITIES—38.4%
		Auto Receivables—14.0%
336,130	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	335,829
1,882,779	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	1,881,968
1,181,053		AmeriCredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	1,181,575
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,043,175
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,034,226
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,494,969
3,000,000	[1]	BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,998,386
3,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	3,013,055
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	$2,001,301
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.519%, 1/7/2025	3,780,685
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 2.319%, 1/7/2025	2,501,600
1,781,396	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.939%, 3/7/2026	1,780,964
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 1.298%, 3/7/2026	1,983,987
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.719%, 3/7/2026	992,597
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 2.069%, 3/7/2026	1,498,572
7,127,275	[1,2,3]	Chesapeake Funding LLC 2015-1A, Class A, 1.019%, 2/7/2027	7,127,914
5,000,000	[1,2,3]	Chesapeake Funding LLC 2016 1A, Class A2, 1.658%, 3/15/2028	5,029,396
2,370,938	[1,2,3]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	2,373,251
9,000,000	[2,3]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	9,105,936
1,705,386	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	1,700,967
2,700,000	[2,3]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	2,698,618
1,500,000	[1,2,3]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,502,971
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,994,857
4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,041,583
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,998,119
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	5,024,306
6,150,000	[1]	GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,169,184
9,025,000	[1,2,3]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	9,075,679
1,500,000	[1]	Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,496,027
4,960,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,989,079
2,000,000	[2,3]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	2,012,029
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,500,638
4,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.224%, 5/17/2021	4,031,279
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,010,163
2,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,021,647
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,002,581
602,051	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	602,201
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,264,055		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	$2,277,648
391,791		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	391,848
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,025,619
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	4,050,646
2,600,000	[1]	Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,662,610
2,000,000	[2,3]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,000,912
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	4,012,153
		TOTAL	136,452,750
		Credit Card—14.0%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.224%, 2/16/2021	9,057,385
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 1.008%, 12/15/2021	5,009,589
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.208%, 2/15/2019	11,514,829
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 0.898%, 10/15/2021	5,017,742
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.888%, 6/15/2021	8,024,905
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.154%, 2/15/2024	8,047,167
4,000,000	[1,2,3]	Cards II Trust, Class A, 1.044%, 7/15/2020	3,997,817
7,000,000	[1,2,3]	Cards II Trust, Class A, 1.224%, 7/15/2021	6,998,791
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.984%, 4/15/2019	9,998,809
3,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	3,121,137
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.805%, 5/26/2020	4,307,397
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.958%, 4/15/2021	9,038,946
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	5,017,825
3,500,000	[1]	Discover Card Execution Note Trust 2016-A1, Class A1, 1.64%, 7/15/2021	3,528,121
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.868%, 12/16/2019	6,001,969
9,000,000	[1,2,3]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.244%, 4/15/2020	9,046,048
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.958%, 3/15/2021	$8,005,651
3,250,000	[2,3]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,250,059
3,000,000	[1,2,3]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,032,133
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.931%, 3/18/2019	4,998,142
3,200,000	[1,2,3]	Trillium Credit Card Trust II 2016-1A, Class A, 1.242%, 5/26/2021	3,216,857
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.342%, 6/17/2019	7,011,830
		TOTAL	137,243,149
		Equipment Lease—2.4%
2,566,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,464,005
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,996,214
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,021,020
1,750,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,762,897
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,504,680
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,199,789
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	989,275
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,003,346
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,205,079
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,499,938
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,755,995
		TOTAL	23,402,238
		Home Equity Loan—0.5%
1,673,601	[1]	Carrington Mortgage Loan Trust, Class A3, 0.705%, 2/25/2036	1,670,910
13,105	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.004%, 1/15/2028	10,755
18,140	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.785%, 11/25/2036	17,982
2,251,885		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	815,430
116,881	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.545%, 11/25/2034	107,614
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	71,181
38,587	[1,2,3]	Quest Trust 2004—X1, Class A, 1.185%, 3/25/2034	38,748
1,590,858	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,591,664
		TOTAL	4,324,284
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—7.2%
$82,038	[1,2,3]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.757%, 5/10/2032	$81,624
1,434,774	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.514%, 2/25/2043	1,414,609
3,305,921	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	2,446,382
2,088,271	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.205%, 10/25/2035	2,033,756
3,257,800	[1]	New Hampshire Higher Education Loan Co., 2011-1, Class A2, 1.565%, 10/25/2025	3,255,031
703,565	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	703,123
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 1.124%, 2/15/2019	7,999,515
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.474%, 2/15/2019	4,993,364
5,000,000	[2,3]	PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	5,006,411
2,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class A, 1.724%, 2/18/2020	2,003,844
4,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class B, 2.274%, 2/18/2020	3,997,492
1,630,567	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.125%, 11/25/2027	1,629,571
147,764	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.924%, 8/15/2025	148,024
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.924%, 10/15/2031	11,125,925
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.674%, 1/15/2026	4,045,583
2,767,002	[1,2,3]	SMB Private Education Loan Trust 2016-A, Class A1, 1.224%, 5/15/2023	2,769,628
1,728,060	[1,2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.135%, 11/15/2023	1,730,006
426,713	[2,3]	Sierra Receivables Funding Co., 2012-1A, Class A, 2.84%, 11/20/2028	428,347
1,314,989	[2,3]	Sierra Receivables Funding Co., 2013-3A, Class A, 2.20%, 10/20/2030	1,322,532
3,483,231	[2,3]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	3,512,274
2,423,973	[2,3]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	2,434,648
4,123,082	[2,3]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	4,130,509
3,500,000	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.281%, 9/25/2056	3,476,120
		TOTAL	70,688,318
		Rate Reduction Bond—0.3%
2,592,204		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	2,861,075
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $376,237,425)	374,971,814
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.8%
		Commercial Mortgage—4.4%
$9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 2.008%, 9/15/2026	$9,475,435
1,937,117		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,933,507
571,891		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	570,739
1,946,057		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	1,942,805
70,232	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	70,702
2,363,895		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	2,374,618
1,087,578	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,124,161
11,274,751	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.157%, 11/15/2045	11,275,475
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.308%, 4/10/2046	4,992,614
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.707%, 6/15/2045	5,000,474
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.579%, 7/15/2046	4,785,448
		TOTAL	43,545,978
		Federal Home Loan Mortgage Corporation—0.8%
675		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	694
5,129		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	5,421
18,857		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	21,169
33,689	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.874%, 2/15/2018	33,722
57,641		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	58,962
59,619		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	62,092
57,915		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	62,553
1,158,488	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.824%, 2/15/2036	1,154,369
143,843	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.984%, 2/15/2034	144,269
453,287	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.924%, 7/15/2036	452,903
210,743	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.274%, 7/15/2036	213,088
603,117	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.434%, 7/15/2037	610,356
1,400,684		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	1,406,910
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$3,425,594	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.902%, 4/25/2020	$3,425,594
133,717	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	153,934
		TOTAL	7,806,036
		Federal National Mortgage Association—1.0%
26,834		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	28,900
1,084		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,194
21,792		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	23,860
20,731	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	22,857
1,636	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	1,687
6,896		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	7,456
156,399		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	173,226
15		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	15
68,262	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 1.025%, 9/25/2032	68,686
17,819		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	18,625
20,941		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	21,178
332,571	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.955%, 6/25/2036	333,255
1,433,336	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.975%, 7/25/2037	1,435,357
215,450	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.525%, 6/25/2037	220,323
167,171	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.325%, 5/25/2039	168,918
18,877	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.025% 8/25/2039	18,893
455,490	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.375%, 4/25/2037	462,742
774,559	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 1.065%, 7/25/2037	777,786
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,301,097	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.975%, 3/25/2041	$1,301,337
4,252,452	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.925%, 2/25/2042	4,239,781
3,750		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	3,923
28,591		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	31,167
		TOTAL	9,361,166
		Government Agency—0.3%
2,150,024	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,134,109
824,095	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.974%, 1/8/2020	823,065
		TOTAL	2,957,174
		Government National Mortgage Association—1.2%
5,256,599		Government National Mortgage Association REMIC 2013-H16 FA, 1.063%, 7/20/2063	5,243,689
6,112,842		Government National Mortgage Association REMIC 2013-H17 FA, 1.073%, 7/20/2063	6,100,031
		TOTAL	11,343,720
		Non-Agency Mortgage—2.1%
8,843	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.563%, 3/25/2033	8,978
81,065	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.279%, 2/3/2029	71,646
19,215		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	19,811
3,697,018	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,537,308
3,938,684	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	3,771,021
14,052	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	14,052
203,123	[1]	Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 3.911%, 9/25/2034	190,605
722		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	727
238,211	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	241,277
4,213,284	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,123,813
1,773,390		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,735,340
2,975,036	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,892,844
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.247%, 1/21/2070	3,005,193
176,143		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	195,209
639,593	[1]	Washington Mutual 2006-AR15, Class 1A, 1.347%, 11/25/2046	539,126
658,373	[1]	Washington Mutual 2006-AR17, Class 1A, 1.309%, 12/25/2046	541,748
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$58,251	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.932%, 7/25/2034	$60,875
		TOTAL	20,949,573
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $96,688,686)	95,963,647
		CORPORATE BONDS—35.2%
		Capital Goods - Diversified Manufacturing—0.7%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,506,555
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	2,002,430
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,009,244
		TOTAL	6,518,229
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,323,356
		Communications - Media & Entertainment—1.2%
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,177,341
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,023,667
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	5,004,010
		TOTAL	11,205,018
		Communications Telecom Wireless—0.3%
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,194,958
		Communications - Telecom Wirelines—1.0%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,424,190
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.627%, 6/17/2019	3,027,255
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.606%, 9/14/2018	2,567,703
		TOTAL	10,019,148
		Consumer Cyclical - Automotive—3.2%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,028,686
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.195%, 3/10/2017	3,002,241
1,820,000	[2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,808,176
5,000,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,104,195
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	5,007,680
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	$5,130,485
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 1.187%, 5/23/2017	4,992,350
		TOTAL	31,073,813
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,013,174
		Consumer Cyclical - Retailers—1.1%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,650,636
3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,701,709
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,008,496
		TOTAL	10,360,841
		Consumer Cyclical - Services—0.5%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.349%, 11/28/2017	3,000,360
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,191,834
		TOTAL	5,192,194
		Consumer Non-Cyclical - Food/Beverage—3.5%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,346,662
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,620,146
3,530,000	[2,3]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,536,446
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,273,107
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.406%, 2/1/2019	8,002,184
7,000,000	[2,3]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,019,992
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,114,645
		TOTAL	33,913,182
		Consumer Non-Cyclical - Health Care—0.3%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.144%, 10/6/2017	2,999,415
		Consumer Non-Cyclical - Pharmaceuticals—1.1%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,011,394
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,161,248
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.112%, 3/1/2019	2,510,035
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,925,215
		TOTAL	10,607,892
		Consumer Non-Cyclical - Supermarkets—0.2%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,516,397
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.1%
$1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	$1,013,592
		Energy - Integrated—1.8%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.487%, 9/26/2018	4,019,588
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.768%, 5/16/2021	5,028,320
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,254,288
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.902%, 7/18/2018	3,540,250
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,838,332
		TOTAL	17,680,778
		Energy - Midstream—0.6%
2,850,000	[1]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,863,107
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	3,011,604
		TOTAL	5,874,711
		Energy - Oil Field Services—0.5%
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	5,000,105
		Financial Institution - Banking—9.9%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	3,007,206
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,033,352
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.546%, 2/1/2019	9,032,706
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.92%, 1/15/2019	1,510,838
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.593%, 12/7/2018	3,012,888
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.476%, 4/9/2018	6,013,218
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,009,938
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,083,456
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,000,477
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.693%, 12/7/2018	4,017,216
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.763%, 6/7/2019	1,004,969
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,148,674
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 1.442%, 9/27/2019	2,783,836
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.917%, 11/15/2018	10,086,030
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	4,007,668
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.362%, 2/9/2018	$1,993,926
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.182%, 7/25/2017	6,902,111
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,477,200
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.732%, 1/24/2019	2,010,522
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.026%, 1/27/2020	707,304
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,043,236
3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	3,007,767
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,184,388
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 1.045%, 9/11/2017	3,001,194
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.370%, 10/28/2019	2,002,612
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,017,905
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.627%, 7/30/2018	8,040,784
		TOTAL	97,141,421
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,058,522
		Financial Institution - Insurance - Health—0.3%
3,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.491%, 12/8/2017	3,013,578
		Financial Institution - Insurance - Life—2.5%
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 1.256%, 4/10/2017	8,010,640
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 1.130%, 12/15/2017	3,007,512
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,400,955
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.597%, 8/15/2018	5,990,646
		TOTAL	24,409,753
		Financial Institution - Insurance - P&C—0.3%
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,002,332
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.79%, 7/15/2027	829,366
		TOTAL	2,831,698
		Technology—4.1%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.088%, 5/6/2019	7,021,350
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,130,665
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.342%, 3/1/2019	6,689,468
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,590,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	$3,685,975
5,000,000	[1,2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.70%, 10/5/2017	5,064,520
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,013,906
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,545,540
1,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	999,661
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,350,680
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 1.46%, 1/15/2019	5,042,945
		TOTAL	40,544,710
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,318,027
		Utility - Electric—1.1%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,528,736
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 1.226%, 4/3/2017	3,004,866
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,011,904
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	715,030
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,103,671
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,221,814
		TOTAL	10,586,021
		TOTAL CORPORATE BONDS (IDENTIFIED COST $342,377,875)	344,410,533
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
1,849		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	1,895
7,897		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	9,075
11,661		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	12,039
82		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	82
		TOTAL	23,091
		Federal National Mortgage Association—0.0%
53,115		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	61,878
		Government National Mortgage Association—0.0%
19,286		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	21,956
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$6,353		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	$7,572
		TOTAL	29,528
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $104,061)	114,497
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% (New Jersey State), 12/15/2018 (IDENTIFIED COST $1,217,106)	1,203,991
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Supranational—0.3%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,994,434)	2,997,630
		CERTIFICATE OF DEPOSIT—0.4%
		Finance - Banking—0.4%
4,000,000		Nordea Bank Finland PLC, 1.070%, 4/28/2017 (IDENTIFIED COST $4,000,000)	4,000,000
		U.S. TREASURIES—2.5%
		U.S. Treasury Notes—2.5%
7,000,000		United States Treasury Note, 1.000%, 3/31/2017	7,014,930
10,000,000	[5]	United States Treasury Note, 1.625%, 6/30/2020	10,170,703
7,000,000	[6]	United States Treasury Note, 1.875%, 6/30/2020	7,183,681
		TOTAL U.S. TREASURIES (IDENTIFIED COST $24,147,206)	24,369,314
		INVESTMENT COMPANIES—13.3%[7]
2,380,315		Federated Bank Loan Core Fund	24,064,985
40,988,518		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[8]	40,988,518
4,239,588		Federated Mortgage Core Portfolio	42,480,669
732,862		Federated Project and Trade Finance Core Fund	6,815,615
2,499,408		High Yield Bond Portfolio	15,746,273
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $131,844,788)	130,096,060
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Repurchase Agreement—0.3%
$3,161,633	Interest in $880,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $880,008,311 on 11/1/2016. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $906,408,561 (purchased with proceeds from securities lending collateral). (AT COST)	$3,161,633
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $985,476,070)[9]	984,030,408
	OTHER ASSETS AND LIABILITIES - NET— (0.6)%[10]	(5,951,502)
	TOTAL NET ASSETS—100%	$978,078,906
At October 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[11]United States Treasury Note 5-Year Long Futures	250	$30,199,219	December 2016	$(146,695)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $332,087,304, which represented 34.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $329,484,043, which represented 33.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Affiliated holdings.
8	7-day net yield.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,741,289	$—	$2,741,289
Asset-Backed Securities	—	372,454,251	2,517,563	374,971,814
Collateralized Mortgage Obligations	—	95,949,595	14,052	95,963,647
Corporate Bonds	—	343,581,167	829,366	344,410,533
Mortgage-Backed Securities	—	114,497	—	114,497
Municipal Bond	—	1,203,991	—	1,203,991
Foreign Government/Agency	—	2,997,630	—	2,997,630
Certificate Of Deposit	—	4,000,000	—	4,000,000
U.S. Treasuries	—	24,369,314	—	24,369,314
Investment Companies[1]	40,988,518	89,107,542	—	130,096,060
Repurchase Agreement	—	3,161,633	—	3,161,633
TOTAL SECURITIES	$40,988,518	$939,680,909	$3,360,981	$984,030,408
Other Financial Instruments[2]
Assets	$ —	$ —	$ —	$ —
Liabilities	(146,695)	—	—	(146,695)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(146,695)	$—	$—	$(146,695)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $89,107,542 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2016	Year Ended April 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.50	$8.56	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.03	0.06	0.05[1]	0.08	0.11	0.15[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	(0.06)	(0.02)	(0.11)	0.05	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.00[2]	0.03	(0.03)	0.16	0.15
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.06)	(0.08)	(0.11)	(0.14)
Net Asset Value, End of Period	$8.53	$8.50	$8.56	$8.59	$8.70	$8.65
Total Return[3]	0.73%	0.03%	0.36%	(0.35)%	1.90%	1.79%
Ratios to Average Net Assets:
Net expenses	1.11%[4]	1.10%	1.10%	1.10%	1.10%	1.09%
Net investment income	0.73%[4]	0.69%	0.63%	0.84%	1.29%	1.70%
Expense waiver/reimbursement[5]	0.23%[4]	0.22%	0.21%	0.21%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,324	$77,009	$77,164	$99,458	$136,514	$130,880
Portfolio turnover	17%	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2016	Year Ended April 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.50	$8.56	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.06	0.11	0.10[1]	0.13	0.16	0.20[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	(0.06)	(0.02)	(0.11)	0.05	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.05	0.08	0.02	0.21	0.20
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.11)	(0.13)	(0.16)	(0.19)
Net Asset Value, End of Period	$8.53	$8.50	$8.56	$8.59	$8.70	$8.65
Total Return[3]	1.04%	0.63%	0.94%	0.23%	2.49%	2.38%
Ratios to Average Net Assets:
Net expenses	0.48%[4]	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.35%[4]	1.27%	1.20%	1.39%	1.87%	2.27%
Expense waiver/reimbursement[5]	0.23%[4]	0.22%	0.21%	0.21%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$392,691	$400,918	$664,167	$857,994	$576,453	$502,109
Portfolio turnover	17%	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2016	Year Ended April 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.50	$8.55	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.05	0.09	0.09[1]	0.12	0.15	0.18[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	(0.04)	(0.04)	(0.12)	0.05	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.05	0.05	0.00	0.20	0.19
Less Distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.09)	(0.11)	(0.15)	(0.18)
Net Asset Value, End of Period	$8.53	$8.50	$8.55	$8.59	$8.70	$8.65
Total Return[2]	0.92%	0.54%	0.63%	0.04%	2.30%	2.19%
Ratios to Average Net Assets:
Net expenses	0.72%[3]	0.71%	0.71%	0.71%	0.71%	0.70%
Net investment income	1.12%[3]	1.08%	1.01%	1.23%	1.69%	2.06%
Expense waiver/reimbursement[4]	0.27%[3]	0.26%	0.24%	0.25%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,160	$82,019	$96,168	$154,154	$238,220	$544,565
Portfolio turnover	17%	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2016	Year Ended April 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.50	$8.56	$8.59	$8.70	$8.65	$8.64
Income From Investment Operations:
Net investment income	0.06	0.12	0.12[1]	0.14	0.18	0.21[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	(0.05)	(0.02)	(0.11)	0.05	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.07	0.10	0.03	0.23	0.22
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.13)	(0.14)	(0.18)	(0.21)
Net Asset Value, End of Period	$8.53	$8.50	$8.56	$8.59	$8.70	$8.65
Total Return[2]	1.11%	0.79%	1.11%	0.40%	2.66%	2.55%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.47%[3]	1.44%	1.37%	1.57%	2.03%	2.44%
Expense waiver/reimbursement[4]	0.23%[3]	0.22%	0.21%	0.21%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$427,904	$515,604	$404,485	$391,281	$329,649	$199,281
Portfolio turnover	17%	15%	10%	28%	22%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $3,078,721 of securities loaned and $130,096,060 of investment in affiliated holdings (Note 5) (identified cost $985,476,070)		$984,030,408
Income receivable		2,499,101
Receivable for shares sold		2,965,023
Receivable for daily variation margin on futures contracts		15,622
TOTAL ASSETS		989,510,154
Liabilities:
Payable for investments purchased	$5,925,116
Payable for shares redeemed	1,818,607
Bank overdraft	24,199
Payable for collateral due to broker for securities lending	3,161,633
Income distribution payable	211,892
Payable to adviser (Note 5)	4,444
Payable for administrative fee (Note 5)	2,091
Payable for distribution services fee (Note 5)	39,474
Payable for other service fees (Notes 2 and 5)	93,019
Accrued expenses (Note 5)	150,773
TOTAL LIABILITIES		11,431,248
Net assets for 114,681,976 shares outstanding		$978,078,906
Net Assets Consist of:
Paid-in capital		$984,877,722
Net unrealized depreciation of investments and futures contracts		(1,592,357)
Accumulated net realized loss on investments and futures contracts		(5,127,492)
Distributions in excess of net investment income		(78,967)
TOTAL NET ASSETS		$978,078,906
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($75,323,848 ÷ 8,830,708 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share (100/99.00 of $8.53)	$8.62
Redemption proceeds per share	$8.53
Institutional Shares:
Net asset value per share ($392,690,982 ÷ 46,052,137 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53
Service Shares:
Net asset value per share ($82,159,766 ÷ 9,634,818 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53
Class Y Shares:
Net asset value per share ($427,904,310 ÷ 50,164,313 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2016 (unaudited)
Investment Income:
Interest (including income on securities loaned of $3,080)			$7,654,535
Dividends received from affiliated holdings (Note 5)			1,866,783
TOTAL INCOME			9,521,318
Expenses:
Investment adviser fee (Note 5)		$2,084,998
Administrative fee (Note 5)		407,616
Custodian fees		22,364
Transfer agent fee		319,303
Directors'/Trustees' fees (Note 5)		4,624
Auditing fees		13,863
Legal fees		5,080
Portfolio accounting fees		94,484
Distribution services fee (Note 5)		264,073
Other service fees (Notes 2 and 5)		460,817
Share registration costs		45,646
Printing and postage		29,324
Miscellaneous (Note 5)		8,760
Interest expense		1,186
TOTAL EXPENSES		3,762,138
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,184,065)
Waiver of other operating expenses	(16,826)
TOTAL WAIVERS AND REIMBURSEMENT		(1,200,891)
Net expenses			2,561,247
Net investment income			6,960,071
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			135,770
Net realized gain on futures contracts			170,267
Net change in unrealized depreciation of investments			3,276,986
Net change in unrealized depreciation of futures contracts			(127,362)
Net realized and unrealized gain on investments and futures contracts			3,455,661
Change in net assets resulting from operations			10,415,732
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2016	Year Ended 4/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	6,960,071	14,777,896
Net realized gain (loss) on investments and futures contracts	306,037	(163,961)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,149,624	(6,909,718)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,415,732	7,704,217
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(298,678)	(586,453)
Institutional Shares	(2,728,467)	(6,346,043)
Service Shares	(467,235)	(1,010,055)
Class Y Shares	(3,545,428)	(7,372,907)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,039,808)	(15,315,458)
Share Transactions:
Proceeds from sale of shares	136,037,986	540,109,312
Net asset value of shares issued to shareholders in payment of distributions declared	5,679,874	12,551,804
Cost of shares redeemed	(242,565,625)	(711,483,283)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(100,847,765)	(158,822,167)
Change in net assets	(97,471,841)	(166,433,408)
Net Assets:
Beginning of period	1,075,550,747	1,241,984,155
End of period (including undistributed (distributions in excess of) net investment income of $(78,967) and $770, respectively)	$978,078,906	$1,075,550,747
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2016 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage backed securities (paydown gain and losses) is classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,200,891 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$100,957
Institutional Shares	256,261
Service Shares	103,599
TOTAL	$460,817
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $73,585,659. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$3,078,721	$3,161,633
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 10.352%, 2/3/2029	7/9/1999	$66,360	$71,646
Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	5/22/2014	$ 3,305,921	$2,446,382
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$ 14,144	$14,052
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662	$71,181
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(146,695)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$170,267

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(127,362)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2016		Year Ended 4/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,310,355	$19,675,472	4,498,578	$38,275,222
Shares issued to shareholders in payment of distributions declared	34,227	292,051	67,427	573,015
Shares redeemed	(2,569,804)	(21,927,874)	(4,528,398)	(38,481,555)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(225,222)	$(1,960,351)	37,607	$366,682

	Six Months Ended 10/31/2016		Year Ended 4/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,041,999	$42,998,066	13,493,265	$114,637,249
Shares issued to shareholders in payment of distributions declared	230,194	1,963,609	512,544	4,358,977
Shares redeemed	(6,380,203)	(54,417,538)	(44,470,866)	(378,615,827)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,108,010)	$(9,455,863)	(30,465,057)	$(259,619,601)
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2016		Year Ended 4/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,305,068	$11,130,213	2,106,405	$17,927,145
Shares issued to shareholders in payment of distributions declared	53,690	457,992	115,634	983,002
Shares redeemed	(1,371,733)	(11,696,738)	(3,816,196)	(32,453,619)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,975)	$(108,533)	(1,594,157)	$(13,543,472)

	Six Months Ended 10/31/2016		Year Ended 4/30/2016
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	7,298,059	$62,234,235	43,393,908	$369,269,696
Shares issued to shareholders in payment of distributions declared	347,675	2,966,222	780,663	6,636,810
Shares redeemed	(18,110,658)	(154,523,475)	(30,820,590)	(261,932,282)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(10,464,924)	$(89,323,018)	13,353,981	$113,974,224
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,811,131)	$(100,847,765)	(18,667,626)	$(158,822,167)
4. FEDERAL TAX INFORMATION
At October 31, 2016, the cost of investments for federal tax purposes was $985,476,070. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,445,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,248,731 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,694,393.
At April 30, 2016, the Fund had a capital loss carryforward of $3,856,590 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,280,435	$2,576,155	$3,856,590
As of April 30, 2016, for federal income tax purposes, the Fund had $46,242 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2016, the Adviser voluntarily waived $1,162,488 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$201,913	$(250)
Service Shares	62,160	(16,576)
TOTAL	$264,073	$(16,826)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2016, FSC retained $147,498 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2016, FSC retained $212 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2016, FSSC received $21,202 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, interest expense, line of credit expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2016, the Adviser reimbursed $21,577. Transactions involving the affiliated holdings during the six months ended October 31, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2016	2,320,798	88,457,016	4,184,044	716,876	2,420,904	98,099,638
Purchases/ Additions	68,896	175,005,178	64,997	18,573	91,854	175,249,498
Sales/ Reductions	(9,379)	(222,473,676)	(9,453)	(2,587)	(13,350)	(222,508,445)
Balance of Shares Held 10/31/2016	2,380,315	40,988,518	4,239,588	732,862	2,499,408	50,840,691
Value	$24,064,985	$40,988,518	$42,480,669	$6,815,615	$15,746,273	$130,096,060
Dividend Income	$596,005	$76,674	$557,545	$148,896	$487,663	$1,866,783
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2016, were as follows:
Purchases	$167,927,708
Sales	$218,519,486
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires
Semi-Annual Shareholder Report

the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2016, the Fund had no outstanding loans. During the six months ended October 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the six months ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.30	$5.62
Institutional Shares	$1,000	$1,010.40	$2.43
Service Shares	$1,000	$1,009.20	$3.65
Class Y Shares	$1,000	$1,011.10	$1.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.61	$5.65
Institutional Shares	$1,000	$1,022.79	$2.45
Service Shares	$1,000	$1,021.58	$3.67
Class Y Shares	$1,000	$1,023.39	$1.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Institutional Shares	0.48%
Service Shares	0.72%
Class Y Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Short-Term Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
Semi-Annual Shareholder Report

breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
31499 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016